Financing Arrangements	12 Months Ended
Dec. 31, 2020
Financing Arrangements
Financing Arrangements

Note 12. Financing Arrangements

The composition of the Company’s debt and financing obligations are as follows (in thousands):

	December 31,	December 31,
	2020	2019
CIT Bank, N.A. Term Loan, net of deferred financing costs of $1.8 million and $3.4 million as of December 31, 2020 and December 31, 2019, respectively	$219,525	$267,950
Total debt	219,525	267,950
Less: current portion	—	—
Long-term debt	$219,525	$267,950

Term Loan

Concurrent with the closing of the Company's acquisition of Osmotica Holdings Corp Limited, the Company entered into a $160.0 million Term Loan (the "Term Loan") pursuant to a Credit Agreement dated February 3, 2016 (as amended, supplemented or otherwise modified, the "Term Loan Agreement") between the Company as borrower, certain other lenders and CIT Bank, N.A. ("CIT Bank") acting as administrative agent. The Term Loan is secured by certain assets of the Company, excluding certain intangibles and foreign property.

The Term Loan Agreement required quarterly principal repayments equal to 0.625% of the initial aggregate Term Loan amount beginning on the last day of the first full fiscal quarter following the closing of the Term Loan Agreement, with final payment of the remaining principal balance due at maturity six years from the date of closing of the Term Loan Agreement. At the Company's election, interest accrues on a Prime Rate/Federal Funds Effective Rate ("ABR Loan") or a LIBOR ("LIBOR Loan") rate, plus a margin of 4.00% for ABR Loan, and 5.00% for LIBOR Loan.

On November 10, 2016, the Company amended the Term Loan Agreement (the "First Amendment to the Term Loan Agreement") in conjunction with the reacquisition of venlafaxine distribution rights. Pursuant to the First Amendment to the Term Loan Agreement, CIT Bank and certain other lenders agreed to make available to the Company, an Incremental Term Loan in the aggregate principal amount of $117,500,000, which was added to the Term Loan; there were no other modifications to the Term Loan Agreement.

On April 28, 2017, the Company amended the Term Loan Agreement (the "Second Amendment to the Term Loan Agreement"), in which the due date of the Company's annual financial statements was modified for the first fiscal year after the closing of the Second Amendment to Term Loan Agreement.

On December 21, 2017, the Company amended the Term Loan Agreement (the "Third Amendment to the Term Loan Agreement"). Pursuant to the Third Amendment to the Term Loan Agreement, CIT Bank and certain other lenders agreed to increase the principal amount of the Term Loan to an aggregate principal amount of $327,500,000. Of the aggregate principal amount, $277,500,000 was designated as the Term A Loan and $50,000,000 was designated as the Term B Loan.

On December 11, 2020, the Company amended the Term Loan Agreement (the "Fourth Amendment to the Term Loan Agreement"). Pursuant to the Fourth Amendment to the Term Loan Agreement, the Term Loan Agreement was amended to, among other things, remove a limit on the exercise of the Company’s right to cure a breach of the financial covenant under the Term Loan Agreement and providing that any proceeds received by the company as a result of the exercise of such cure right will be applied to repay term loans under the Term Loan Agreement.

The Term Loan Agreement requires quarterly principal repayments to 0.6925% of the original principal amount of the Term A Loan and in the case of the Term B Loan 0.25% of the original principal amount of the Term B Loan, with final payment of the remaining principal balance due at maturity five years from the date of closing of the Term Loan Agreement.

At the Company's election, for the Term A Loan, interest accrues on a Prime Rate/Federal Funds Effective Rate ("ABR Loan") or a LIBOR ("LIBOR Loan") rate in which the applicable rate per annum set forth below under the caption "ABR Spread" or "LIBOR Rate Spread," based upon the Total Leverage Ratio (as defined in the Term Loan Agreement) as of last day of the most recently ended fiscal quarter is as follows:

Total Leverage Ratio	LIBOR Rate Margin	ABR Margin
Category 1	3.75%	2.75%
Greater than 2.00 to 1.00
Category 2	3.25%	2.25%
Equal to or less than 2.00 to 1.00

For Term B Loan, interest accrues with respect to any ABR Loan, 3.25% per annum, and with respect to any LIBOR Rate Loan, 4.25% per annum. As of December 31, 2020 and 2019, the interest rates were 4.75% and 5.79% for Term A Loan and 5.25% and 6.29% for Term B Loan, respectively.

The Term Loan Agreement contains covenants that require the Company to deliver quarterly and annual financial statements along with certain supplementary financial information and schedules and ratios. The Term Loan Agreement also contains covenants that limit the ability of the Company to, among other things: incur additional indebtedness; incur liens; make investments; make payments on indebtedness; dispose of assets; enter into merger transactions; and make distributions. In addition, the Company shall not permit the total leverage ratio to be greater than 4.75:1.00 until March 31, 2020 at which time the total leverage ratio remains constant at a required 4.50:1.00. The total leverage ratio is the ratio, as of any date of determination, of (a) consolidated total debt, net of unrestricted cash and cash equivalents as of such date to (b) consolidated adjusted earnings before income taxes, depreciation and amortization ("Consolidated EBITDA") for the test period then most recently ended for which financial statements have been delivered. Also, the Company will not permit the fixed charge coverage ratio to fall below 1.25:1.0 beginning on March 31, 2018 through the final maturity date. The fixed charge coverage ratio, as of the date of determination, is the ratio of (x) Consolidated EBITDA net of capital expenditures and cash taxes paid to (y) interest payments, scheduled principal payments, restricted payments and management fees paid to related parties. The Company obtained a waiver from CIT Bank in regard to its non-compliance of its covenant to deliver annual financial statements by April 2, 2018. The Company did not incur a waiver fee as a condition to the waiver. The Company was in compliance with all covenants of the Term Loan Agreement as of December 31, 2020 and 2019.

As a result, of payments made in 2018, as of both December 31, 2020 and 2019, there are no remaining scheduled installments of principal due in respect of the Term Loans until the final maturity date.

During the year ended December 31, 2020, the Company prepaid $50.0 million in aggregate of the outstanding principal amount. The prepayments consisted of $42.3 million of Term A Loan outstanding principal and $7.7 million of Term B Loan outstanding principal. As required by the Third Amendment, the prepayments were made on a pro rata basis between the Term A Loan and the Term B Loan. The Company intends to continue to make interest payments accrued on the outstanding remaining balance through the date of maturity.

In accordance with ASC 470, when debt is prepaid within its contractual terms and the terms of the remaining debt are not modified, the prepayment should be treated as a partial extinguishment rather than a modification. This conclusion is reached without regard to consideration of the 10% cash flow test since no change to terms of the original debt instrument was modified in connection with the prepayment. The Third Agreement allows for partial prepayments without creating changes to the terms of Term Loan A or Term Loan B.

The Company incurred debt issuance costs associated with the Third Amendment. Pursuant to ASC 835-30-35-2, with respect to a note for which the imputation of interest is required, the difference between the present value and the face amount shall be treated as a discount or premium and amortized as interest expense or income over the life of the note in such a way as to result in a constant rate of interest when applied to the amount outstanding at the beginning of any given period. As such, in accordance with ASC 835-30-35-2, the Company deferred and amortized the debt issuance costs amortized over the length of the Term Loan using the effective interest method.

As a result of the partial extinguishment, the Company has elected, as an accounting policy in accordance with ASC 470-50-40-2, to write off a proportionate amount of the unamortized fees at the time that the financing was partially settled in accordance with the terms of the Third Amendment. The unamortized debt issuance costs are allocated between the remaining original loan balance and the portion of the loan paid down on a pro-rata basis. The Company wrote off $0.5 million in debt issuance costs relating to the prepayment which occurred during the year ended December 31, 2020, and recorded the expense in the accompanying Consolidated Statement of Operations and Comprehensive Loss.

Revolving Facility

Concurrent with the closing of the Company's acquisition of Osmotica Holdings Corp Limited, the Company entered into a Revolving Facility in an aggregate amount of $30.0 million (the "Revolving Facility") pursuant to a Credit Agreement dated February 3, 2016 between the Company as borrower, certain other lenders and CIT Bank, N.A. ("CIT Bank") acting as administrative agent, as discussed above. The Company incurred closing costs associated with the Revolving Facility in the amount of $1.1 million, which were deferred and amortized over the length of the Revolving Facility on a straight-line basis.

On December 21, 2017, the Company amended the Revolving Facility (the "Amended Revolving Facility"). Pursuant to the Amended Revolving Facility, CIT Bank and certain other lenders agreed to increase the revolving credit commitments up to $50.0 million. The Company accounted for the Amended Revolving Facility as a modification of debt in accordance with ASC 470-50, Debt — Modifications and Extinguishments and ASU 2015-15, Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line of Credit Arrangements. Lender fees incurred in the amount of $0.4 million were deferred and are amortized over the length of the Amended Revolving Facility on a straight-line basis.

The total amount available under the Revolving Facility includes a Swingline Loan and Letter of Credit subfacility, respectively, in an aggregate principal amount at any time outstanding not to exceed the lesser of (x) in the case of each of the Swingline Loan and Letter of Credit, $5.0 million and (y) the total revolving commitment, based on certain terms and conditions of the Credit Agreement.

The Company will be required to repay the Revolving Facility upon its expiration five years from issuance, subject to permitted extension, and will pay interest on the outstanding balance monthly based, at the Company's election, on an adjusted prime/federal funds rate ("ABR") or an adjusted LIBOR ("LIBOR"), in which the applicable rate per annum set forth below under the caption "ABR Spread" or "LIBOR Rate Spread," based upon the Total Leverage Ratio (as defined in the Credit Agreement) as of last day of the most recently ended fiscal quarter. Additionally, the Company will pay a Commitment Fee based on the average daily unused revolving credit commitment. The LIBOR Rate Margin, the ABR Margin and Commitment Fee are as follows:

Total Leverage Ratio	LIBOR Rate Margin	ABR Margin	Commitment Fee
Category 1	3.75%	2.75%	0.50%
Greater than 2.00 to 1.00
Category 2	3.25%	2.25%	0.38%
Equal to or less than 2.00 to 1.00

At December 31, 2020 and 2019, there were no outstanding borrowings or outstanding letters of credit. Availability under the Revolving Facility as of December 31, 2020, was $50.0 million. The Revolving Facility was reduced to $25 million and fully terminated on August 27, 2021 pursuant to the Fifth Amendment to the Term Loan Agreement.